Capital Raising - Schedule of Repayment of Convertible Notes (Parenthetical) (Details)	Jun. 21, 2023 $ / shares shares
Capital Raising [Line Items]
Number of shares issued | shares	45,221,586
Share price per share | $ / shares	$ 1.00